Description of Organization and Business Operations - Going Concern Consideration (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021
Description of Organization and Business Operations
Cash	$ 181,432	$ 181,432		$ 333,084	$ 92,975
Working capital deficit	180,174,261	180,174,261		132,580,524
Accumulated deficit	208,402,586	208,402,586	$ 152,283,261	159,184,883	121,659,065	$ 143,893,316	$ 104,463,428
Cash flow used in operating activities		5,145,379	$ 4,095,029	5,433,935	$ 3,679,014
Revenue	$ 0	$ 522,166		$ 0
Substantial Doubt about Going Concern, within One Year [true false]		true		true